INCOME TAX	12 Months Ended
Mar. 31, 2022
Disclosure of income tax [text block] [Abstract]
INCOME TAX
18.	INCOME TAX

(a)	Income tax expense

The significant components of income tax expense recognized in the statements of income are as follows:

	Year ended March 31,
Income tax expense	2022	2021
Current	$8,760	$10,942
Deferred	5,028	2,052
	$13,788	$12,994

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2022	2021
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$57,072	$73,503
Income tax expense computed at Canadian statutory rates	15,409	19,846
Foreign tax rates different from statutory rate	(3,398)	(7,172)
Permanent items	635	2,567
Withholding taxes	1,428	1,191
Change in unrecognized deferred tax assets	(286)	(3,438)
Income tax expense	$13,788	$12,994

(b)	Deferred income tax

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2022	2021
Net deferred income tax liabilities, beginning of the year	$(40,792)	$(35,758)
Deferred income tax expense recognized in net income for the year	(5,028)	(2,052)
Deferred income tax expense recognized in other comprehensive income for the year	122	-
Foreign exchange impact	(1,430)	(2,982)
Net deferred income tax liabilities, end of the year	$(47,128)	$(40,792)

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2022	March 31, 2021
Deferred income tax assets
Plant and equipment	$2,230	$1,706
Environmental rehabilitation	2,021	1,716
Unrealized loss on investments	122	-
Other deductible temporary difference	133	655
Total deferred income tax assets	4,506	4,077

Deferred income tax liabilities
Plant and equipment	(2,024)	(1,488)
Mineral rights and properties	(49,386)	(43,105)
Unrealized gain on investments	-	-
Other taxable temporary difference	(224)	(276)
Total deferred income tax liabilities	(51,634)	(44,869)

Net deferred income tax liabilities	(47,128)	(40,792)

Of which
-Deferred tax assets	905	-
-Deferred tax liabilities	$(48,033)	$(40,792)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2022	March 31, 2021
Non-capital loss carry forward	$69,341	$62,764
Plant and equipment	2,331	10,813
Mineral rights and properties	2,006	1,972
Other deductible temporary difference	21,088	21,669
	$94,766	$97,218

As at March 31, 2022, the Company has the following net operating losses, expiring in various years to 2042 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2023	$-	$1,105	$1,105
2024	-	1,322	1,322
2025	-	902	902
2026	-	267	267
2027	-	1,308	1,308
2030	1,175	-	1,175
2031	6,820	-	6,820
2032	9,893	-	9,893
2033	10,181	-	10,181
2034	8,001	-	8,001
2035	7,266	-	7,266
2036	54	-	54
2037	585	-	585
2038	2,555	-	2,555
2039	4,719	-	4,719
2040	2,155	-	2,155
2041	4,281	-	4,281
2042	6,752	-	6,752
	$64,437	$4,904	$69,341

As at March 31, 2022, temporary differences of $184.6 million (March 31, 2021 - $143.6 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.